Income Taxes (Details) - Schedule of income tax rate reconciliation	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Schedule of income tax rate reconciliation [Abstract]
Federal statutory rate	21.00%	(21.00%)
State statutory rate, net of effect of state income tax deductible to federal income tax	7.08%	(6.88%)
Permanent difference – penalties, interest, and others	(1.69%)	(11.70%)
Utilization of net operating losses (“NOL”)	(14.64%)
Valuation allowance	5.28%	44.00%
Effective tax rate	17.03%	4.42%